RELATED PARTY TRANSACTIONS (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Related Party Transaction
Due to related parties	$ 216,906	$ 1,111,001
Other Liability, Current, Related Party, Type [Extensible Enumeration]	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember
Shareholder | HUANG Jian Cong
Related Party Transaction
Due to related parties	$ 71,740	$ 1,017,701
Other Liability, Current, Related Party, Type [Extensible Enumeration]	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember
Other Affiliates of the Company
Related Party Transaction
Due to related parties	$ 145,166	$ 93,300